Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 44.7%
Penn Series Flexibly Managed Fund*	216,117	$17,341,209
Penn Series Index 500 Fund*	841,155	28,834,795
Penn Series Large Cap Growth Fund*	182,699	5,776,934
Penn Series Large Cap Value Fund*	387,726	14,442,787
Penn Series Large Core Value Fund*	554,102	14,257,034
Penn Series Large Growth Stock Fund*	39,261	2,833,110
Penn Series Mid Cap Growth Fund*	141,537	5,657,238
Penn Series Mid Core Value Fund*	650,114	19,939,014
Penn Series Real Estate Securities Fund*	200,015	5,726,431
Penn Series Small Cap Index Fund*	239,856	8,138,315
Penn Series SMID Cap Growth Fund*	52,231	2,766,701
Penn Series SMID Cap Value Fund*	79,763	2,774,143
TOTAL AFFILIATED EQUITY FUNDS (Cost $85,071,657)		128,487,711

AFFILIATED FIXED INCOME FUNDS — 38.1%
Penn Series High Yield Bond Fund*	713,164	11,567,520
Penn Series Limited Maturity Bond Fund*	3,019,608	40,311,768
Penn Series Quality Bond Fund*	3,399,540	57,486,226
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $96,662,069)		109,365,514

AFFILIATED INTERNATIONAL EQUITY FUNDS — 16.8%
Penn Series Developed International Index Fund*	868,323	14,266,549
Penn Series Emerging Markets Equity Fund*	923,442	14,091,718
Penn Series International Equity Fund*	519,753	19,994,894
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $33,184,182)		48,353,161

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $1,126,325)	1,126,325	1,126,325
TOTAL INVESTMENTS — 100.0% (Cost $216,044,233)		$287,332,711
Other Assets & Liabilities — (0.0)%		(76,049)
TOTAL NET ASSETS — 100.0%		$287,256,662

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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